Leases (right of use assets)	12 Months Ended
Dec. 31, 2024
Leases ( Right Of Use Assets) [Abstract]
Leases (right of use assets)
5.13 Leases (right of use assets)
The Group leases various premises, equipment, and vehicles. Rental contracts are typically made for fixed periods ranging from a few months to five years. The rental contracts for the premises in Sweden (10 and 15 years) include a significantly longer fixed period. Generally, the rental contracts do not include an option for early termination or prolongation of the rental period. The rental contracts for the premises in Sweden include options to terminate the agreements earlier. The notice periods in these contracts are between one and six years. At the commencement date, it was not reasonably certain that these early termination options were to be exercised, so they were not included in the valuation of the lease liabilities and right of use assets. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, which is generally the case for leases in the Group, the Group uses its incremental borrowing rate. The incremental borrowing rate depends on the term, currency, and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates, a country-specific risk adjustment, a credit risk adjustment based on bond yields, and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different than that of the Group and the lease does not benefit from a guarantee from the Group. Valneva uses incremental borrowing rates between 0.183% and 7.000%, depending on the currency and the remaining term until maturity. For the rental contracts for the premises in Sweden interest rates of 2.493% and 3.401% were determined.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. This includes also the major contracts for the premises in Sweden, which contain variable payments based on inflation rates or on published interest rates.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets (below €10,000) are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and for which there is no option for the lessee to prolong the contract to more than 12 months or there is no reasonable certainty that such an option will be exercised. Low-value assets comprise mainly IT equipment and small items of office furniture.
The Group does not have residual value guarantees in the rental contracts.
5.13.1 Development of right-of-use assets

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2024
Opening net book value	20,141	—	251	20,392
Additions	38	—	199	237
Amortization	(1,788)	—	(135)	(1,923)
Impairment charge	980	—	—	980
Revaluation due to variable payments	1,404	—	—	1,404
Termination of contracts	(1,246)	—	(12)	(1,258)
Exchange rate differences	(596)	—	(3)	(599)
CLOSING NET BOOK VALUE	18,932	—	300	19,232

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2023
Opening net book value	41,365	—	238	41,603
Additions	3,593	—	189	3,781
Amortization	(2,428)	—	(141)	(2,569)
Termination of contracts	(22,516)	—	(32)	(22,548)
Exchange rate differences	127	—	(2)	125
CLOSING NET BOOK VALUE	20,141	—	251	20,392
In the year ended December 31, 2024, right of use assets decreased from €20.4 million to €19.2 million, mainly due to termination of contracts and amortizations.
The largest remaining active lease contract is for the building in Solna, Sweden, which has a book value of €15.2 million as at December 31, 2024 (December 31, 2023: €15.5 million).
Due to the termination of the contract for a leased building, an impairment charge of €1.0 million relating to VLA2001 was derecognised in 2024.
For details on lease liabilities, see Note 5.27. For details on the impairment charge, see Note 5.15.
5.13.2 Other amounts recognized in the consolidated income statement
Expense relating to short-term leases and leases of low-value assets as well as expenses relating to termination of lease contracts have not been material in 2024 and 2023. There have been no substantive revaluations recognized to the income statement in 2024 and 2023.
5.27 Lease liabilities
Lease liabilities are effectively secured as the rights to the leased assets revert to the lessor in the event of default.

	Year ended December 31,
in € thousand	2024	2023
OPENING NET BOOK VALUE	31,969	53,574
Additions	237	3,759
Revaluation due to variable payments	1,399	(2)
Termination of contracts	(1,100)	(22,539)
Lease payments	(3,425)	(4,286)
Interest expenses	813	1,183
Exchange rate differences	(952)	280
CLOSING NET BOOK VALUE	28,941	31,969
In 2024, lease liabilities decreased by €3.0 million, mainly due to a lease contract termination in Scotland, an early termination of some leased office spaces in France and redemption of lease liabilities in Sweden. In addition, variable lease payments connected to an index in Sweden were revalued to the current index value.
The maturity of non-current lease liabilities is as follows:

	Year ended December 31,
in € thousand	2024	2023
Between 1-3 years	5,203	5,313
Between 3-5 years	5,083	5,414
Over 5 years	16,147	18,362
NON-CURRENT LEASE LIABILITIES	26,432	29,090
Current lease liabilities	2,508	2,879
TOTAL LEASE LIABILITIES	28,941	31,969
The carrying amounts of the Group’s lease liabilities are denominated in the following currencies:

	Year ended December 31,
in € thousand	2024	2023
EUR	1,078	1,479
SEK	26,870	28,308
Other	992	2,182
TOTAL LEASE LIABILITIES	28,941	31,969